SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES BY LEVEL WITHIN THE FAIR VALUE HIERARCHY (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 NZD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 NZD ($)
IfrsStatementLineItems [Line Items]
Digital Assets	$ 1,593,735	$ 59,081	Rp 444,160	£ 556,411	R 868,974	$ 23,614	$ 2,547,749	$ 1,758		£ 542,312	R 157,682	$ 18,670
Financial assets at amortised cost, category [member] | Cash and restricted cash [member]
IfrsStatementLineItems [Line Items]
Digital Assets	1,396,266						1,381,666
Financial assets at amortised cost, category [member] | Digital assets [member]
IfrsStatementLineItems [Line Items]
Digital Assets	14,901,322						30,441,133
Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Cash and restricted cash [member]
IfrsStatementLineItems [Line Items]
Digital Assets
Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Digital assets [member]
IfrsStatementLineItems [Line Items]
Digital Assets	14,901,322						30,441,133
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Cash and restricted cash [member]
IfrsStatementLineItems [Line Items]
Digital Assets
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Digital assets [member]
IfrsStatementLineItems [Line Items]
Digital Assets
Level 3 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Cash and restricted cash [member]
IfrsStatementLineItems [Line Items]
Digital Assets	1,396,266						1,381,666
Level 3 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Digital assets [member]
IfrsStatementLineItems [Line Items]
Digital Assets